REINSURANCE (Details 2) (USD $) In Millions, unless otherwise specified						12 Months Ended										12 Months Ended
	Dec. 31, 2011	Jun. 17, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Life Insurance and Retirement Services	Dec. 31, 2010 Life Insurance and Retirement Services	Dec. 31, 2009 Life Insurance and Retirement Services	Dec. 31, 2011 Life insurance	Dec. 31, 2010 Life insurance	Dec. 31, 2009 Life insurance	Dec. 31, 2011 Divested Businesses Life Insurance and Retirement Services	Dec. 31, 2010 Divested Businesses Life Insurance and Retirement Services	Dec. 31, 2009 Divested Businesses Life Insurance and Retirement Services	Dec. 31, 2011 SunAmerica Financial Group	Dec. 31, 2011 SunAmerica Financial Group Life Insurance and Retirement Services	Dec. 31, 2010 SunAmerica Financial Group Life Insurance and Retirement Services	Dec. 31, 2009 SunAmerica Financial Group Life Insurance and Retirement Services	Dec. 31, 2009 Consolidation and Eliminations Life Insurance and Retirement Services
Premiums earned:
Direct						$ 3,121	$ 12,811	$ 13,006				$ 17	$ 9,670	$ 9,572		$ 3,104	$ 3,141	$ 3,438	$ (4)
Ceded						(597)	(1,056)	(1,105)				(6)	(435)	(342)		(591)	(621)	(767)	(4)
Total						2,524	11,755	11,901				11	9,235	9,230		2,513	2,520	2,671
Reinsurance recoveries, which reduced loss and loss expenses incurred	20,320	1,700	19,644	17,487	16,803	611	810	638
Life insurance ratios
Long-duration insurance in force ceded									140,156	148,605	339,183
Assumed insurance as a percentage of gross long-duration insurance in force									0.07%	0.10%	0.10%
Assumed insurance as a percent of gross premiums									0.50%	0.30%	0.10%
Letters of credit
Syndicated letter of credit facility outstanding related to long-duration intercompany reinsurance transactions															585
Letters of credit obtained on a bilateral basis related to long-duration intercompany reinsurance transactions															215
Letters of credit															$ 800